CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 615,792	3,820,742	1,764,221
Restricted cash (including restricted cash of the Consolidated Affiliated Entities that may only be used to settle obligations of the Consolidated Affiliated Entities of RMB2,679 and RMB5,686 (US$916) as of December 31, 2013 and 2014 respectively)	99,537	617,586	2,679
Short-term investments	648,100	4,021,199	1,409,439
Accounts receivable (net of allowance for doubtful accounts of RMB75,522 and RMB40,294 (US$6,494) as of December 31, 2013 and 2014, respectively)	277,175	1,719,760	1,370,031
Licensed copyrights, net	35,482	220,152	107,708
Amounts due from related parties	20,179	125,204
Deferred tax assets, net	368	2,283	5,552
Prepayments and other assets	18,972	117,716	91,276
Total current assets	1,715,605	10,644,642	4,750,906
Non-current assets:
Property and equipment, net	47,227	293,027	184,596
Long-term investments	10,846	67,293
Licensed copyrights, net	81,419	505,173	259,230
Intangible assets, net	141,105	875,502	891,150
Capitalized content production costs	270	1,678	1,176
Prepayments and other assets	69,526	431,377	207,396
Goodwill	687,001	4,262,569	4,262,569
Total non-current assets	1,037,394	6,436,619	5,806,117
TOTAL ASSETS	2,752,999	17,081,261	10,557,023
Current liabilities:
Accounts payable (including accounts payable of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB115,667 and RMB219,166(US$35,323) as of December 31, 2013 and 2014, respectively)	90,741	563,009	213,825
Advances from customers and deferred revenue(including advances from customers and deferred revenue of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB18,425 and RMB36,094 (US$5,817) of December 31, 2013 and 2014, respectively)	5,840	36,232	26,742
Amounts due to related parties (including amounts due to related parties of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB nil and RMB4 (US$1) as of December 31, 2013 and 2014, respectively)	1	4
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB956,066 and RMB1,543,850(US$248,823) as of December 31, 2013 and 2014, respectively)	268,852	1,668,122	1,110,706
Short-term bank loan (including short-term bank loan of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB nil and RMB500,000 (US$80,585) as of December 31, 2013 and 2014, respectively)	80,585	500,000
Total current liabilities	446,019	2,767,367	1,351,273
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB216,738 and RMB213,407 (US$34,395) as of December 31, 2013 and 2014, respectively)	34,427	213,608	216,887
Other liabilities (including other liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB4,000 and RMB4,000(US$645) as of December 31, 2013 and 2014, respectively)	1,059	6,570	4,070
Total non-current liabilities	35,486	220,178	220,957
Total liabilities	481,505	2,987,545	1,572,230
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	3,042,661	18,878,497	11,058,360
Treasury stock (at cost, nil and 289,472,400 as of December 31,2013 and December 31,2014, respectively)	(297,504)	(1,845,892)
Statutory reserves	2,119	13,146	2,063
Accumulated deficit	(432,205)	(2,681,658)	(1,833,049)
Accumulated other comprehensive loss	(43,617)	(270,626)	(242,784)
Total shareholders' equity	2,271,494	14,093,716	8,984,793
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,752,999	17,081,261	10,557,023